S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 06, 2025
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Shawn Matthews	Hondius Capital Management, LP Murano Global Investments PLC Hondo Holdings LLC Hondius Energy HondGo Mercator Power DNA Holdings Venture, Inc. Terrestrial Energy Inc. HCM III Acquisition Corp.

Investment Management

Hospitality and Real Estate

Investment Management

Technology and Infrastructure

Technology and Infrastructure

Technology and Infrastructure

Technology and Infrastructure

Technology and Infrastructure

Investment Management

Chief Investment Officer Director Chief Executive Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer Director Chief Executive Officer
Steven Bischoff	Atlantic Home Loans	Investment Management	Executive Vice President
	Zenith Securities LLC	Advisory Services	Chief Executive Officer
	HCM III Acquisition Corp.	Investment Management	Chief Financial Officer
Michael J. Connor	ThayerMahan, Inc.	Technology and Infrastructure	Chief Executive Officer
Richard Donohoe	HCM III Acquisition Corp.	Investment Management	Director
	CROSS Sciences LLC	Consulting Services	Managing Partner
Thomas Sapio	DNA Fund	Investment Management	Venture Partner